Commitments and Contingencies (Details) - USD ($) $ in Thousands			1 Months Ended	6 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 23, 2021	Jul. 09, 2020	Feb. 28, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Nov. 29, 2021	Dec. 31, 2021	Dec. 31, 2020
Vessels covered for pollution per vessel per incident				$ 1,000,000		$ 1,000,000
OceanPal Inc. Predecessors
Vessels covered for pollution per vessel per incident					$ 1,000,000		$ 1,000,000
Minimum charter revenues expected to be generated from fixed and non-cancelable time charter contracts								$ 3,100
OceanPal Inc. Predecessors | Diana Wilhelmsen Management Limited
Potential fines or penalties		$ 1,750
Payment of security bond		$ 1,000
Accrual payments	$ 250								$ 1,000
Amount of fine			$2.0
Litigation settlement expense	$ 2,000
Probation period	four-year		four years